Shareholder Report, Line Graph (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Arch Indices VOI Absolute Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Arch Indices VOI Absolute Income ETF NAV
Account Value	$ 11,812
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,250